Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of linkage terms and interest rates
	Weighted interest rate as of December 31, 2021	December 31,
	%	2021	2020
Loan currency
NIS	3.33%	$1,421	$2,031

Less - current maturities		(740)	(815)

		$681	$1,216

Schedule of total amount to be paid by the company
December 31, 2021
Payment schedule
2022	740
2023	609
2024	32
2025	26
2026	14
Total	$1,421